CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 1,543	$ 1,645	$ 5,095	$ 6,346	$ 10,976	$ 29,192
Cost of revenues, excluding depreciation and amortization	3,402	4,002	6,775	7,879	15,190	14,318
Gross margin	(1,859)	(2,357)	(1,680)	(1,533)	(4,214)	14,874
Operating expenses
General and administrative	3,355	3,596	6,566	7,837	15,065	14,805
Sales and marketing	69	238	197	490	945	1,082
Depreciation and amortization	181	260	365	518	4,060	1,114
Impairment charge					3,540
Total operating expenses	3,605	4,094	7,128	8,845	23,610	17,001
Loss from operations	(5,464)	(6,451)	(8,808)	(10,378)	(27,824)	(2,127)
Other income (expenses)
Income from equity method investments	13	4	38	9	39	225
Gain on Paycheck Protection Program loan forgiveness				1,665	1,665
Other expense, net	324	28	382	66	(1,370)	(46)
Accretion expense	(171)	(171)	(341)	(341)	(681)	(556)
Interest expense, net	(509)	(439)	(1,018)	(846)	(1,739)	(1,081)
Total other expense	(343)	(578)	(939)	553	(2,086)	(1,458)
Loss before income taxes	(5,807)	(7,029)	(9,747)	(9,825)	(29,910)	(3,585)
Income tax (expense) benefit	545	2,303	171	2,640	(202)	829
Net loss	$ (5,262)	$ (4,726)	$ (9,576)	$ (7,185)	$ (30,112)	$ (2,756)
Loss per share
Basic	$ (1.63)	$ (7.32)	$ (4.45)	$ (11.12)	$ (40.06)	$ (4.70)
Diluted	$ (1.63)	$ (7.32)	$ (4.45)	$ (11.12)	$ (40.06)	$ (4.70)
Weighted average number of shares used in per share calculation - basic	3,232,345	645,983	2,149,777	645,977	751,659	586,271
Weighted average number of shares used in per share calculation - diluted	3,232,345	645,983	2,149,777	645,977	751,659	586,271
Technical services
Revenue
Total revenue	$ 134	$ 67	$ 1,368	$ 1,463	$ 825	$ 13,527
Professional services
Revenue
Total revenue	839	854	2,713	3,327	7,498	12,330
Other
Revenue
Total revenue	$ 570	$ 724	$ 1,014	$ 1,556	$ 2,653	$ 3,335